PROPERTY AND EQUIPMENT, NET (Details) In Millions, unless otherwise specified	12 Months Ended																									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Servers and network equipment USD ($)	Dec. 31, 2012 Servers and network equipment RUB	Dec. 31, 2011 Servers and network equipment RUB	Dec. 31, 2012 Infrastructure systems USD ($)	Dec. 31, 2012 Infrastructure systems RUB	Dec. 31, 2011 Infrastructure systems RUB	Dec. 31, 2012 Land and buildings USD ($)	Dec. 31, 2012 Land and buildings RUB	Dec. 31, 2011 Land and buildings RUB	Dec. 31, 2012 Office furniture and equipment USD ($)	Dec. 31, 2012 Office furniture and equipment RUB	Dec. 31, 2011 Office furniture and equipment RUB	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements RUB	Dec. 31, 2011 Leasehold improvements RUB	Dec. 31, 2012 Other equipment USD ($)	Dec. 31, 2012 Other equipment RUB	Dec. 31, 2011 Other equipment RUB	Dec. 31, 2012 Assets not yet in use USD ($)	Dec. 31, 2012 Assets not yet in use RUB	Dec. 31, 2011 Assets not yet in use RUB	Dec. 31, 2012 Purchased technologies and licenses USD ($)	Dec. 31, 2012 Purchased technologies and licenses RUB	Dec. 31, 2011 Purchased technologies and licenses RUB	Dec. 31, 2010 Purchased technologies and licenses RUB
PROPERTY AND EQUIPMENT, NET
Total	$ 493.4	14,988.0	11,274.0		$ 247.5	7,517.0	5,774.0	$ 101.8	3,092.0	2,006.0	$ 27.1	823.0	404.0	$ 24.1	731.0	564.0	$ 19.0	577.0	413.0	$ 2.6	82.0	60.0	$ 18.7	568.0	1,149.0	$ 52.6	1,598.0	904.0
Less: accumulated depreciation and amortization	(226.9)	(6,893.0)	(4,358.0)
Total property and equipment, net	266.5	8,095.0	6,916.0
Leasehold improvements included in assets not yet in use	0.9	26.0	66.0
Depreciation expenses related to property and equipment, except for purchased technologies and licenses	82.3	2,498.0	1,620.0	1,030.0
Amortization expenses related to purchased technologies and licenses																										10.3	314.0	206.0	117.0
Estimated amortization expense
For the year ending December31, 2013																										11.1	336.0
For the year ending December 31, 2014																										8.6	262.0
For the year ending December 31, 2015																										7.2	220.0
For the year ending December 31, 2016																										5.2	159.0
For the year ending December 31, 2017																										2.8	84.0
Total																										$ 34.9	1,061.0